Trade and Other Receivables and Prepayments	12 Months Ended
Dec. 31, 2018
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Trade and Other Receivables and Prepayments
13.	TRADE AND OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Trade receivables	587,510	526,974	76,644
Prepayments to raw material suppliers	206,179	169,439	24,644
Receivables from sales of scrap materials	62,996	54,192	7,882
Value-added tax and other taxes receivable	37,290	19,400	2,822
Income tax recoverable	4,138	4,138	602
Other receivables	2,049	2,330	338

	900,162	776,473	112,932

All of the trade and other receivables (net of nil provision for doubtful debts as of December 31, 2017 and 2018) are expected to be recovered or recognized as expenses within one year. The Group allows its trade customers an average credit period of 30 to 90 days (2017: 30 to 90 days). The following is an aged analysis of trade receivables presented based on the invoice date at the end of each reporting period, which approximated the respective revenue recognition dates.

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000

0 - 30 days	272,156	261,320	38,007
31 - 60 days	205,571	202,334	29,427
61 - 90 days	109,783	63,320	9,210

	587,510	526,974	76,644

Before accepting any new customers, the Group assesses the potential customer’s credit quality and defines its credit limits based on the customer’s scale of operations and reputation in the industry.

The ageing analysis of trade receivables that are neither individually nor collectively considered to be impaired are as follows:

	As of December 31,
	2017	2018	2018
	RMB’000	RMB’000	US$’000
Neither past due nor impaired	587,510	526,974	76,644

Past due but not impaired
Less than 1 month past due	—	—	—
1 to 3 months past due	—	—	—

	587,510	526,974	76,644

Trade receivables that were neither past due nor impaired relate to a wide range of customers for whom there was no recent history of default. The Group does not hold any collateral over these balances.

As of December 31, 2017 and 2018, there was no trade receivable past due that have not been impaired.

Trade receivables denominated in currency other than the functional currency of the relevant group entities are set out below:

	2017	2018	2018
	RMB’000	RMB’000	US$’000

US$	33,423	34,967	5,086